Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Companies accounted for under the equity method	$ 119,890	$ 125,816
Companies accounted for on a cost basis	5,543	5,546
Investments in affiliated companies	$ 125,433	$ 131,362